UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Wooster Capital Management, LP
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Address:    65 East 55th Street, 21st Floor
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            New York, NY 10022
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           --------------------------------------------------

Form 13F File Number:      028-11124
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       David Steinhardt
           --------------------------------------------------
Title:      Managing Partner
           --------------------------------------------------
Phone:      212-610-2101
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ David Steinhardt               New York, NY             5/15/07
       ------------------------   -----------------------------   ----------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        26
                                               -------------

Form 13F Information Table Value Total:        $241,371
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.






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                                                  FORM 13F INFORMATION TABLE

              COLUMN 1             COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6   COLUMN 7          COLUMN 8
----------------------------  ---------------  ---------  --------  ------------------ ----------  -------- -----------------------
                                                           VALUE     SHRS OR  SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
    NAME OF ISSUER            TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION  MANAGERS   SOLE    SHARED   NONE
----------------------------  ---------------  ---------  --------  --------  --- ---- ----------  -------- ------- -------- ------
ACACIA RESH CORP              ACACIA TCH COM   003881307    8,938    565,000  SH           SOLE              565,000
ADOBE SYS INC                      COM         00724F101    3,128     75,000  SH           SOLE               75,000
AETNA INC NEW                      COM         00817Y108    4,379    100,000  SH           SOLE              100,000
ALEXANDERS INC                     COM         014752109   10,293     25,000  SH           SOLE               25,000
ANADARKO PETE CORP                 COM         032511107    8,596    200,000  SH           SOLE              200,000
ANNTAYLOR STORES CORP              COM         036115103   15,512    400,000  SH           SOLE              400,000
BON-TON STORES INC                 COM         09776J101   22,496    400,000  SH           SOLE              400,000
CITIGROUP INC                      COM         172967101   15,402    300,000  SH           SOLE              300,000
CONOCOPHILLIPS                     COM         20825C104   13,670    200,000  SH           SOLE              200,000
ENDEAVOR ACQUISITION CORP          COM         292577103   10,579    975,000  SH           SOLE              975,000
F M C CORP                       COM NEW       302491303    3,772     50,000  SH           SOLE               50,000
FEDERATED DEPT STORES INC DE       COM         31410H101    9,010    200,000  SH           SOLE              200,000
HEALTH NET INC                     COM         42222G108    7,264    135,000  SH           SOLE              135,000
HEINZ H J CO                       COM         423074103   25,916    550,000  SH           SOLE              550,000
IRSA INVERSIONES Y REP S A   GLOBAL DEPT RCDT  450047204   14,348    750,000  SH           SOLE              750,000
JETBLUE AWYS CORP                  COM         477143101    2,878    250,000  SH           SOLE              250,000
MONSANTO CO NEW                    COM         61166W101    5,771    105,000  SH           SOLE              105,000
MOSAIC CO                          COM         61945A107    3,999    150,000  SH           SOLE              150,000
NUTRI SYS INC NEW                  COM         67069D108    7,862    150,000  SH           SOLE              150,000
SYNGENTA AG                   SPONSORED ADR    87160A100    3,805    100,000  SH           SOLE              100,000
TRUE RELIGION APPAREL INC          COM         89784N104    8,932    550,000  SH           SOLE              550,000
TWEEN BRANDS INC                   COM         901166108   14,288    400,000  SH           SOLE              400,000
VALERO ENERGY CORP NEW             COM         91913Y100    5,482     85,000  SH           SOLE               85,000
YRC WORLDWIDE INC                  PUT         984249952      120        250  SH  PUT      SOLE                  250
ACCENTURE LTD BERMUDA              CL A        G1150G111   10,984    285,000  SH           SOLE              285,000
BUNGE LIMITED                      COM         G16962105    3,947     48,000  SH           SOLE               48,000

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